Exhibit 99.5 Schedule 2

ASF Loan Number	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
xxx	2502149005	xxx	xxx	03/xx/2025	$xxx	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/11/2025	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing Lender's verbal verification of employment states business was verified via CPA letter, however letter is not located in the file. Lender provided business license for xxx which expired 03/XX/2025 and loan closed 03/XX/2025. Missing CPA letter confirming verification of borrower's business.	Document Uploaded. ; Document Uploaded. ; Document Uploaded. PAGE 447 OF LOAN PACKAGE	04/25/2025	Borrower 1 CPA Letter Provided; Active business license for xxx was received. ; ; Borrower 1 CPA Letter Missing Letter provided does not verify length of employment, years in business for borrower. 1003 has employer name as xxx, however bank statements provided reflect xxx as the business. Requesting 1003 to be updated or confirmation companies are one in the same. Also missing CPA letter used by lender to verify employment. xxx license expired 03/16/2025.; Borrower 1 CPA Letter Missing Letter provided does not verify length of employment, years in business for borrower. 1003 has employer name as xxx, however bank statements provided reflect xxx as the business. Requesting 1003 to be updated or confirmation companies are one in the same. Also missing CPA letter used by lender to verify employment. xxx license expired 03/16/2025.; CPA letter provided.	04/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 45%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.15% is less than Guideline CLTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2502149005	xxx	xxx	03/xx/2025	$xxx	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/11/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The current employer name disclosed on the final 1003 is "xxx" does not match the business name listed on the bank statements of "xxx" used for income qualification. Provide updated 1003 with correct business name or provided documentation that businesses are one in the same.	Document Uploaded.	04/25/2025	The Final 1003 is Present; Updated 1003 application with employer as xxx was received.	04/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 45%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.15% is less than Guideline CLTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2502149005	xxx	xxx	03/xx/2025	$xxx	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/11/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Title commitment Schedule B Part 1 #11 reflects a $xxx mortgage opened 10/XX/2019 that does not belong to borrower. Provide updated title showing mortgage has been removed.	Document Uploaded.	04/25/2025	Property Title Issue Resolved; Schedule B Part 1 #11 $xxx mortgage opened 10/xx/2019 on title commitment was removed on the final title policy provided.	04/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 45%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.15% is less than Guideline CLTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2502149005	xxx	xxx	03/xx/2025	$xxx	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 45%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.15% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2502149005	xxx	xxx	03/xx/2025	$xxx	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 45%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.15% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2503150280		xxx	xxx	03/xx/2025	$xxx	CA	ATR/QM: Exempt	Loan Review Complete	04/14/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 04-xx-2025 is after the Disbursement Date of 03-xx-2025. The dates entered are correct.	Document Uploaded.	04/22/2025	Hazard Insurance Effective Date of 04-01-2025 is prior to or equal to the Disbursement Date of 04-02-2025 Or Hazard Insurance Effective Date Is Not Provided.; Final Closing Statement with a disbursement date of 4/2/2025 was received.	04/23/2025	Borrower has stable job time - Borrower has 7.83 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2503150280		xxx	xxx	03/xx/2025	$xxx	CA	ATR/QM: Exempt	Loan Review Complete	04/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 7.83 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2503150280		xxx	xxx	03/xx/2025	$xxx	CA	ATR/QM: Exempt	Loan Review Complete	04/14/2025	Resolved	FPRO8998	Property	No Property Findings	No Property Findings. Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.83 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054521		xxx	xxx	05/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	05/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054521		xxx	xxx	05/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	05/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054521		xxx	xxx	05/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	05/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512		xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/27/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per lender Income Calculation worksheet, not all bank statements lender utilized is in the loan file. Missing May 2024 bank statement for account ending in xxx.	uploaded ; Document Uploaded. ; Document Uploaded.	05/29/2025	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines; Missing the April 12 - May xxx 2024 Bank Statement for xxx account ending in #xxx. Exception remains.	07/14/2025	Borrower has stable job time - Borrower has 3.98 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512	xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/23/2025	Resolved	finding-3393	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $xxx or more, and the transaction's total points and fees is $xxx, which exceeds 5 percent of the total loan amount of $xxx; or The loan amount is less than $xxx and the transaction's total points and fees is $xxx, which exceeds the lesser of 8 percent of the total loan amount of $xxx or $xxx. The following fees were included in testing:

Appraisal Management Fee paid by Borrower: $xxx
Mortgage Broker Fee (Indirect) $xxx
Points - Loan Discount Fee paid by Borrower: $xxx
Underwriting Fee paid by Borrower: $xxx

															Please provide the Undiscounted rate. Once received, additional testing will be completed.	Document Uploaded.	05/28/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	05/28/2025	Borrower has stable job time - Borrower has 3.98 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512	xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/23/2025	Resolved	finding-3399	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; or The High-Cost Mortgage Disclosure Date was not provided; or Neither the consummation date nor the closing date was provided. The following fees were included in testing:

Appraisal Management Fee paid by Borrower: $xxx
Mortgage Broker Fee (Indirect) $xxx
Points - Loan Discount Fee paid by Borrower: $xxx
Underwriting Fee paid by Borrower: $xxx

															Please provide the Undiscounted rate. Once received, additional testing will be completed.	Document Uploaded.	05/28/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	05/28/2025	Borrower has stable job time - Borrower has 3.98 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512	xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/23/2025	Resolved	finding-3406	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The loan is a chattel loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received the disclosures required by 12 CFR §1026.32; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; or The High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date. Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. The following fees were included in testing:

Appraisal Management Fee paid by Borrower: $xxx
Mortgage Broker Fee (Indirect) $13,791.25
Points - Loan Discount Fee paid by Borrower: $13,199.48
Underwriting Fee paid by Borrower: $1,795.00

															Please provide the Undiscounted rate. Once received, additional testing will be completed.	Document Uploaded.	05/28/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	05/28/2025	Borrower has stable job time - Borrower has 3.98 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512	xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/23/2025	Resolved	finding-3408	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; or A value for the late charges amount was not provided. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. The following fees were included in testing:

Appraisal Management Fee paid by Borrower: $xxx
Mortgage Broker Fee (Indirect) $xxx
Points - Loan Discount Fee paid by Borrower: $xxx
Underwriting Fee paid by Borrower: $xxx

															Please provide the Undiscounted rate. Once received, additional testing will be completed.	Document Uploaded.	05/28/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	05/28/2025	Borrower has stable job time - Borrower has 3.98 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	6000054512		xxx	xxx	05/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.98 years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300185552		xxx	xxx	05/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 05/XX/2025, however missing proof of e-consent dated 05/XX/2025 or before.	Document Uploaded.	06/11/2025	Evidence of eConsent is provided.	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 697 is greater than Guideline minimum FICO of 640 Borrower has stable job time - Borrower has 2.04 years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300185552		xxx	xxx	05/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Document Uploaded.	06/11/2025	Purchase Contract Doc is not Missing, or is Not Applicable.; Purchase contract received for the subject property.	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 697 is greater than Guideline minimum FICO of 640 Borrower has stable job time - Borrower has 2.04 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300185552	xxx	xxx	05/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	finding-2559	Compliance	NY Subprime Home Loan Test	This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Unable to downgrade due to missing NY counseling list
																Document Uploaded. ; Document Uploaded.	06/12/2025	NY housing counseling list provided; NY subprime compliant; The federal homeownership counseling required under 1024.20 does not meet the requirements for NY sub-prime counseling list	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 697 is greater than Guideline minimum FICO of 640 Borrower has stable job time - Borrower has 2.04 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300185552	xxx	xxx	05/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the Escrow and Appraisal Requirements.
																		HPML compliant	06/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 697 is greater than Guideline minimum FICO of 640 Borrower has stable job time - Borrower has 2.04 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300185552		xxx	xxx	05/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 697 is greater than Guideline minimum FICO of 640 Borrower has stable job time - Borrower has 2.04 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186103	xxx	xxx	05/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/09/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($xxx) does not exceed or equal the comparable sum of specific and non-specific lender credits ($xxx). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The Lender credit decreased on the CD issued on 5/XX/25 without a valid reason. A cost to cure in the amount of $xxx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.
Document Uploaded.	06/10/2025	Valid coc provided; exception resolved; Valid coc provided; exception resolved; This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,065.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,240.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 32.9% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 2.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186103	xxx	xxx	05/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 32.9% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 2.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186103	xxx	xxx	05/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 32.9% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 2.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186217	xxx	xxx	12/xx/2024	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/08/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	06/10/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; Exception resolved	06/15/2025	Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92300186217	xxx	xxx	12/xx/2024	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/09/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing VOE	Document Uploaded. ; Document Uploaded.	06/12/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; Received documentation completed by the borrower's CPA confirming ownership, filed most recent tax returns, and 100% owner. This along with the processor cert confirming the CPA/tax preparer prepared the P&L and business is open and active clears this condition. ; The letter uploaded was provided in the original file. Please provide a third party verification (Letter from CPA is acceptable) to confirm the business has been open and operating at least 2 years, they have prepared the borrower's most recent tax returns and that the business is open and active within 30 days of closing. The processor cert does not confirm how long the business has been open or that the tax preparer has prepared the borrower's most recent business returns.	06/15/2025	Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92300186217	xxx	xxx	12/xx/2024	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $19586.68 are less than Guideline Required Reserves of $27079.5.	Document Uploaded.	06/13/2025	Post Close Exception approved: Borrower has 4 months reserves. Loan amount is $xxx,
Program requires 6 months reserves for loan amounts > $500k.; When resaving data in the system condition fired for shortage of reserves. Audited Reserves of $19586.68 are less than Guideline Required Reserves of $27079.5. The borrower is currently short $7,492.82 in reserves. 6 months reserves are required based on the loan amount/product. Total liquid assets verified $275,261.63: xxx 11/xx/24 #xxx $xxx, xxx 11/xx/24 #xxx $xxx, and xxx 10/xx/24 #xxx $xxx. $275,261.63 liquid funds - cash to close $255,674.95 = $19,586.68 in available reserves. The file has asset statements from xxx 9/xx/24 #6612 but this is in the business name of xxx. In order to use these assets for reserves, we would need proof of borrower's ownership in the business. If the borrower is not 100% owner, we will need an access letter from their partner(s.)	06/15/2025	Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92300186217	xxx	xxx	12/xx/2024	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 5.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	B	A	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92300186411	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 03/XX/2025.	Document Uploaded.	06/18/2025	Evidence of eConsent is provided.	06/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.1 years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186411	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	06/17/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.1 years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186411	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	finding-2559	Compliance	NY Subprime Home Loan Test	HPML related exception This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.	HPML compliant	06/17/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.1 years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186411	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.1 years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186411	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.1 years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186514	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lock reflects XXX 1 YR Full Doc program; Loan file includes 1 YR 1099 only. XXXX ALT DOC 1099 program requires 2 yrs 1099 with fixed expense ratio of 10%. Income used to qualify in the amount of $15,500 (not supported by 2024 1099 in file). Clarification of income program to support $15,500 used to qualify required.	Document Uploaded. ; Document Uploaded.	06/30/2025	Income and Employment Meet Guidelines; Updated lock (6/30/2025) reflecting as xxx 1099 provided ; Lock confirmation indicate Doc type as 1 Yr Full doc, loan program as xxx. It appears 1099 income was utilized as a 2024 1099 was provided in the loan file. According to the xxx 1/xx/2025 2-years 1099 documents are required with fixed expense ratio of 10% . Income used to qualify in the amount of $15,500 is not supported by 2024 1099 in file. Clarification of income program to support $15,500 income used to qualify is required.
07/01/2025	Borrower has stable job time - Borrower has 3.95 years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186514	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Please provide evidence borrower received Initial CD within required 3 days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Document Uploaded.	06/17/2025	Initial CD provided; exception resolved; Initial CD provided; exception resolved	06/18/2025	Borrower has stable job time - Borrower has 3.95 years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186514	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 3.95 years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCOM3666	Compliance	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active.	Document Uploaded.	06/19/2025	Loan Originator NMLS Status is Active; Received NMLS license search indicating Loan Originator status as approved, and authorized to represent the Loan Origination Company	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 04/XX/2025.	Document Uploaded.	06/19/2025	Evidence of eConsent is provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert. Please provide Property Tax Cert.	Document Uploaded.	06/19/2025	Property Tax Cert Provided; Tax cert for the subject property was provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing. Please provide Title documentation.	Document Uploaded.	06/19/2025	Title Document is fully Present; Title commitment for the subject property was provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $118176.3. Audited Reserves of $0 are less than Guideline Required Reserves of $144437.7.	Document Uploaded.	06/19/2025	Audited Reserves of $676894 are equal to or greater than AUS Required Reserves of $118059.75.; Received evidence of $150,000 EMD, also received the following bank statements; xxx #xxx $xxx0; xxx #xxx; $xxx.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing. Please provide 3rd Party VOE.	Document Uploaded.	06/19/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; A CPA letter validating borrower’s self-employment was received. Verification of CPA was also received.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Guidelines require a Gap Credit Report within 30 days of closing. Please provide Gap Credit Report.	Document Uploaded.	06/19/2025	Borrower 1 Gap Credit Report is not missing.; Credit refresh report dated within 30 days of closing was provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy. Please provide Hazard Insurance Policy.	Document Uploaded.	06/19/2025	Hazard Insurance Policy is fully present; Hazard insurance policy for the subject property was provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Subject is short funds to close and short reserves. Please provide Asset documentation.	Document Uploaded.	06/19/2025	Funds are found to meet guidelines.; Received evidence of $150,000 EMD, also received the following bank statements; xxx #xxx $xxx; xxx #xxx; $xxx.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report. Please provide Third Party Fraud Report.	Document Uploaded.	06/19/2025	Third Party Fraud Report is provided; A third party fraud report was provided.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of Mortgage, taxes, insurance and/or HOA fees for xxx and xxx. Please provide verification of Mortgage, Taxes, Insurance and/or HOA fees.	Document Uploaded.	06/19/2025	Evidence of PITI for xxx, xxx and xxx was received. Also received LOX indicating there are no HOA fees on the property.	06/19/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010182523	xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.58% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 10.35 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186688	xxx	xxx	06/xx/2025	$xxx	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to consummation date 6/XX/2025.	Document Uploaded. ; Document Uploaded.	06/24/2025	Evidence of appraisal delivery provided.; The waiver provided does not confirm the borrower received the appraisal at or prior to consummation. The borrower may chose to waive it as indicated in the document provided but is still required to be provided a copy of the appraisal at or prior to consummation as required in 1002.14(a)(1)	06/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 90%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186688	xxx	xxx	06/xx/2025	$xxx	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property	Documentation to include Final CD or Final Settlement Statement for sale of xxx is missing to support omission of associated mortgages	Document Uploaded.	06/24/2025	Received fully executed HUD1 from sale of departure property. ; Received fully executed CD on the sale of the borrower's departure property - reflects payoff of xxx and xxx.	06/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 90%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186688	xxx	xxx	06/xx/2025	$xxx	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 90%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186067	xxx	xxx	06/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	06/18/2025	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing Executed Business Purpose Disclosure is missing	Document Uploaded.	07/01/2025	Business Purpose Affidavit/Disclosure Provided; Business purpose affidavit provided.	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 676 is greater than Guideline minimum FICO of 660

Borrower has stable job time - Borrower has 16.22 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 6.27% is less than Guideline DTI of 50%	D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92300186067	xxx	xxx	06/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	06/18/2025	Resolved	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis 1004D is missing	Document Uploaded.	06/30/2025	1004D provided, exception resolved. ; Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 676 is greater than Guideline minimum FICO of 660

Borrower has stable job time - Borrower has 16.22 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 6.27% is less than Guideline DTI of 50%	D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92300186067	xxx	xxx	06/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	06/18/2025	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,261.00) exceed the comparable charges ($1,066.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure Required. Refund in the amount of $88.40; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $88.400 is due to increase from $1,066.00 to $1,961.00 for the recording fee. Cure of $800.00 on final CD, $100 applied to increase of appraisal fee and $700 applied to recording fee. Remaining cure of $88.40 required.	Document Uploaded.	07/10/2025	Cure package provided to the borrower; exception downgraded to a 2/B	07/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 676 is greater than Guideline minimum FICO of 660

Borrower has stable job time - Borrower has 16.22 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 6.27% is less than Guideline DTI of 50%	D	B	C	B	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing HOA Questionnaire is missing	Document Uploaded.	06/23/2025	HOA Questionnaire Provided; A completed HOA questionnaire for the subject property was received. ; HOA questionnaire completed for the subject property was provided.	06/27/2025	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Document Uploaded.	06/23/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Verification of mortgage was provided on the credit report – indicating mortgage was current; last payment was made on 5/1/2025.	06/24/2025	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-6 Insurance Policy is Missing HO-6 policy is missing (applicable if Master Policy is not walls in)	Document Uploaded.	06/23/2025	HO-6 Insurance Policy is fully present; A HO-6 insurance policy for the subject property was received.	06/24/2025	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Condo Master policy including property, fidelity/crime, liability and wind	Document Uploaded.	06/23/2025	HO-6 Master Insurance Policy is fully present; A HO-6 master insurance policy was received.	06/24/2025	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third Party Fraud Report is missing	Document Uploaded.	06/23/2025	Third Party Fraud Report is provided; Fraud report received.	06/24/2025	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185097	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 6.03 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 13.91% is less than Guideline DTI of 50%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Hazard Insurance Policy is missing	Document Uploaded.	06/30/2025	Hazard Insurance Policy is fully present	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third Party Fraud Report is missing	Document Uploaded.	06/30/2025	Third Party Fraud Report is provided	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required to confirm the e-Consent was received on or prior to 05/XX/2025.	Document Uploaded.	06/30/2025	Evidence of eConsent is provided.	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	B	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 80% exceeds Guideline CLTV of 75% Lender Exception: Requesting an exception for 80 LTV; Comp Factors include: 6 months reserves; 5 years in current job; VOM 0x30 in 24 months. Exception approved 6/XX/2025	Document Uploaded.	06/30/2025	Lender Exception Request for 80% LTV. Compensating Factors: 6 months reserves greater than program requirement; 5 years in current job, VOR 0x30 in 24 months	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 80% exceeds Guideline HCLTV of 75% Lender Exception: Requesting an exception for 80 LTV; Comp Factors include: 6 months reserves; 5 years in current job; VOM 0x30 in 24 months. Exception approved 6/XX/2025	Document Uploaded.	06/30/2025	Lender Exception Request for 80% LTV. Compensating Factors: 6 months reserves greater than program requirement; 5 years in current job, VOR 0x30 in 24 months	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 75% Lender Exception: Requesting an exception for 80 LTV; Comp Factors include: 6 months reserves; 5 years in current job; VOM 0x30 in 24 months. Exception approved 6/XX/2025	Document Uploaded.	06/30/2025	Lender Exception Request for 80% LTV. Compensating Factors: 6 months reserves greater than program requirement; 5 years in current job, VOR 0x30 in 24 months	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCOM9175	Compliance	TRID: Closing Disclosure not received by the borrower 3 days prior to consummation	Documentation required to confirm the borrower received the initial Closing Disclosure a minimum of 3 days prior to consummation. The only CD provided is dated 06/XX/2025 which is the closing date.	Document Uploaded.	06/30/2025	Initial CD provided; exception resolved	06/30/2025	Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010185074		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.47 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.98% is less than Guideline DTI of 50%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92300186526		xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 06-17-2025 is after the Disbursement Date of 06-13-2025. The insurance Binder effective date is 6/XX/2025 and the loan closed on 6/XX/2025. Please provide an insurance policy with a 6/XX/2025 effective date.	Document Uploaded.	07/03/2025	Hazard Insurance Effective Date of 06-13-2025 is prior to or equal to the Disbursement Date of 06-13-2025 Or Hazard Insurance Effective Date Is Not Provided.; updated hazard insurance policy received with an effective date of 6/13/2025	07/09/2025	Borrower has stable job time - Borrower has 5.71 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 680	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186526		xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice, Wall Street has affiliates. Documentation required to confirm the Affiliated Business Disclosure was sent within 3 days of application 05/XX/2025	Document Uploaded.	06/30/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; exception resolved	07/09/2025	Borrower has stable job time - Borrower has 5.71 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 680	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186526		xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of (xx) is insufficient, not meeting the required coverage amount of ($XXX). The new policy effective 6/XX/2025 provided does not include guaranteed replacement cost coverage or a replacement cost coverage endorsement, or a replacement cost estimate from the insurer to confirm coverage of $xxx is sufficient to replace the home.	Document Uploaded. See attached where binder show 100% replacement cost; Document Uploaded. ; Document Uploaded.	07/09/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Updated hazard insurance document received for the subject property reflecting 100% guaranteed replacement cost coverage. ; The lender has uploaded the previous employment information for both borrower's and the updated final 1003s. This does not address the outstanding condition: The hazard insurance dwelling coverage of ($xxx) is insufficient, not meeting the required coverage amount of ($xxx). The new policy effective 6/13/2025 provided does not include guaranteed replacement cost coverage or a replacement cost coverage endorsement, or a replacement cost estimate from the insurer to confirm coverage of $xxx is sufficient to replace the home; The lender has uploaded the previous employment information for both borrower's and the updated final 1003s. This does not address the outstanding condition: The hazard insurance dwelling coverage of ($xxx) is insufficient, not meeting the required coverage amount of ($xxx). The new policy effective 6/13/2025 provided does not include guaranteed replacement cost coverage or a replacement cost coverage endorsement, or a replacement cost estimate from the insurer to confirm coverage of $xxx is sufficient to replace the home; The lender has uploaded the same hazard insurance documentation as in the original file. Documentation provided does not cure the finding. The hazard insurance dwelling coverage of ($xxx) is insufficient, not meeting the required coverage amount of ($xxx). The new policy effective 6/13/2025 provided does not include guaranteed replacement cost coverage or a replacement cost coverage endorsement, or a replacement cost estimate from the insurer to confirm coverage of $xxx is sufficient to replace the home; Updated hazard insurance received for the subject property.	07/09/2025	Borrower has stable job time - Borrower has 5.71 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 680	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186526		xxx	xxx	06/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.71 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 680	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186546	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to confirm the Affiliated Business Disclosure was issued within 3 days of application 05/XX/225	Document Uploaded.	06/27/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; Exception resolved	07/01/2025	Qualifying DTI below max allowed. - Calculated DTI of 8.88% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 24.46 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186546	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 8.88% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 24.46 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186546	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 8.88% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 24.46 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Final 1003 Asset Listed xxx #xxx, xxx #xxx, xxx #xxx those account Source Documents are Missing. Missing Gift Letter in the amount of $11,103 and asset documentation verifying deposit.	Document Uploaded.	06/30/2025	Asset documentation has been provided. ; Funds are found to meet guidelines.	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 73.71% exceeds Guideline DTI of 50% Audit was unable to locate the mortgage statement for departing residence xxx. Missing Lease agreement and market rent 1007. Audit was unable to offset mortgage payment with rental income.	Document Uploaded. ; uploaded	07/14/2025	Audited DTI of 48.87% is less than or equal to Guideline DTI of 50%; Received the fully executed lease agreement, proof of deposit of the first month's rent and security deposit and market rent estimate supporting $2512/month. ; We have received the market rent estimate from XXX of $2484/month and the Mortgage statement confirming the mortgage payment of $xxx includes escrows for taxes and insurance. We are still missing a copy of the fully executed lease agreement on the departure property at xxx as required per lender guidelines on pg 89. This is necessary to offset the housing expense of $xxx/month. Audited DTI of 73.71% exceeds Guideline DTI of 50% ; We have received the market rent estimate from XXX of $2484/month and the Mortgage statement confirming the mortgage payment of $xxx includes escrows for taxes and insurance. We are still missing a copy of the fully executed lease agreement on the departure property at xxx as required per lender guidelines on pg 89. This is necessary to offset the housing expense of $xxx/month.	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Missing Fraud Report.	uploaded	06/30/2025	All Interested Parties Checked against Exclusionary Lists	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Missing Fraud Report.	uploaded	06/30/2025	OFAC Check Completed and Cleared	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Fraud Report.	Document Uploaded.	06/30/2025	Third Party Fraud Report is provided	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $7427.73. Missing the following asset statements listed on 1003. xxx #xxx, xxx #xxx, xxx #xxx. Missing Gift Letter in the amount of $11,103 and asset documentation verifying deposit.	Document Uploaded. ; uploaded	07/14/2025	Exception received for reserve shortage less than the 3 months required. 0.25 months short and 55% DTI.
Approved by xxx on 7/13/2025 - using 1/30/2025 guidelines.
																		Max LTV 85%, Max DTI 55%, no price adjustment; The borrower is still short $682.37 in reserves. We have received the gift of $11,103 from xxx - deposited into business xxx acct #xxx on 5/xx/2025. Total assets documented: $64,464.15 (xxx #xxx $xxx as of 5/xx/2025, xxx #xxx $xxx as of 5/xx/2025 balance - gift and $11,103 gift - cash to close of $xxx - $xxx open xxx account and required reserves of $xxx = -$xxx in reserves. Please provide additional asset documents to support the required reserves.	07/14/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	06/27/2025	Borrower has stable job time - Borrower has 7.47 years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184631		xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.47 years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 6/XX/25.	Document Uploaded.	07/08/2025	Evidence of eConsent is provided.	07/28/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE5783	Credit	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing Gap or undisclosed monitoring report for B2 within 30 days of closing is missing	Document Uploaded.	07/08/2025	Borrower 2 Gap Credit Report is not missing.; Gap credit report for B2 dated within 30 days of closing received.	07/28/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. VOR (paid to management company) covering 12 months OR VOR (paid to private party) and 6 mos cancelled checks or bank statements OR Lease along with 12 mos cancelled checks or bank statements is missing	Document Uploaded.	07/08/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; VOR and bank statement printout verifying 12 months rental payments was provided.	07/28/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third Party Fraud Report is missing	Document Uploaded.	07/08/2025	Third Party Fraud Report is provided; Fraud Report received.	07/28/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE9500	Credit	Missing Letter of Explanation (Assets)	Access letter for use of xxx xxxx is missing (account used for B2 income and used for DP, closing costs and reserves)	Document Uploaded. ; Document Uploaded.	07/23/2025	Signed access letter for use of xxx xxx account was received.; Received CPA letters. Access letter for use of xxx xxx is missing (account used for B2 income and used for DP, closing costs and reserves). Condition remains.	07/28/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	finding-2962	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Loan with established escrows and appraisal requirements have been met. HPML Downgraded	HPML compliant	07/01/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Loan with established escrows and appraisal requirements have been met. HPML Downgraded	HPML compliant	07/01/2025	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186388	xxx	xxx	06/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 4.85 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

																				Qualifying DTI below max allowed. - Calculated DTI of 33.13% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Document Uploaded.	07/09/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; Verbal VOE dated 6/16/2025 provided for the borrower's primary employment with xxx.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	UPLOADED	07/09/2025	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); CPA letter and business website/search provided to meet the verbal verification of employment requirement.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing	Document Uploaded.	07/09/2025	Borrower 1 Gap Credit Report is not missing.; credit refresh dated 6/3/2025 received for both borrowers.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE5783	Credit	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing	Document Uploaded.	07/09/2025	Borrower 2 Gap Credit Report is not missing.; credit refresh dated 6/3/2025 received for both borrowers.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing.	Document Uploaded.	07/09/2025	Appraisal is Present or is Waived; Received the appraisal for the subject property.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 60.15% exceeds Guideline DTI of 50% B2 is 50% owner of xxx per CPA letter page 325. Lender used 100% ownership for B2's income calculation.	Document Uploaded. The SE income has been broken up and half given to each borrower. The updated 1008 and 1003 is attached. ; UPLOADED	07/17/2025	Audited DTI of 34.28% is less than or equal to Guideline DTI of 50%; Received updated 1008 approval and 1003 application reflecting $3,008.90 self-employment income from xxx for borrower 1 and borrower 2. DTI is within guidelines.
; The lender has provided a CPA letter confirming B1 and B2 each own 50% of the business, xxx. The lender's income worksheet, 1008 and final 1003s for the borrowers shows B2 as 100% owner of the business and that they are not using any of the self employed income from xxx for B1's income qualification. Using only 50% of the income for B2 puts the auditor's DTI at 60.15% which exceed guidelines. Please provide updated documentation if you are going to use 50% of the business income for B1 to qualify as well.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement	Missing Lease agreement, market rent 1007 and 2 months rental receipts for property located at: xxx.	Document Uploaded. The avg market rent has been verified and is also attached. ; Document Uploaded.	07/17/2025	Printout for rentometer for xxx verifies the average market rent.; Received the lease agreement and evidence of 2 months of rent payments for the investment property located at xxx. We are still missing the market rent statement to support the $2000/month in gross rental income.	07/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185219	xxx	xxx	06/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 34.28% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 14.58 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 740	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The file does not contain a Verification of the businesses existence or a bank statement dated within 30 days of the note date.	Document Uploaded.	07/09/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; CPA letter provided dated 5/19 confirming business open and business tax preparer since 2022. This document is > 30 days old at the time of closing - per lender guidelines can use proof of business income deposits on the asset statements within 30 days of closing. The nature of this type of business, there would not be a company website/internet presence.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $38109.12. The File does not contain statements for the xxx #xxx bank account and the Other- non liquid asset account with xxx used to qualify,	uploaded	07/09/2025	Audited Reserves of $65885.04 are equal to or greater than AUS Required Reserves of $38109.12.; 2 months of asset statements provided for the following accounts: xxx #xxx, xxx #xxx, xxx #xxx, xxx #xxx, in addition to coinbase statement from 5/31/2025 and evidence $25,000 earnest money deposit has cleared.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The file does not contain a copy of the required Secondary appraisal product.	Document Uploaded.	07/09/2025	Third party valuation product provided within tolerance.; Received the successful FNMA/FHLMC UCDPs for the subject property.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The file is missing the required Gap credit report dated within 30 days of the note date.	Document Uploaded.	07/09/2025	Borrower 1 Gap Credit Report is not missing.; Credit refresh dated 6/13/2025 provided for B1.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The file does not contain a verification of rent for the last 12 months for the borrowers primary residence located at xxx.	Document Uploaded.	07/09/2025	Housing History Meets Guideline Requirements; Verification of rent provided for xxx from 8/1/2023-5/20/2025. Per online search this is an apartment complex and signed by the leasing agent.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The File does not contain statements for the xxx #xxx bank account and the Other- non liquid asset account with xxx used to qualify,	Document Uploaded.	07/09/2025	Funds are found to meet guidelines.; 2 months of asset statements provided for the following accounts: xxx #xxx, xxx #xxx, xxx #xxx, xxx #xxx, in addition to coinbase statement from 5/31/2025 and evidence $25,000 earnest money deposit has cleared.	07/12/2025	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010184771	xxx	xxx	06/xx/2025	$xxx	FL	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 6.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 760

																				Qualifying DTI below max allowed. - Calculated DTI of 6.8% is less than Guideline DTI of 50%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92300186597	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $110.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $85.00, cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee increased on the LE issued 6/XX/2025 without a valid reason.	Document Uploaded.	07/11/2025	Cure package provided to the borrower; exception downgraded to a 2/B	07/13/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.37% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 5.41 years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92300186597	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 37.37% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 5.41 years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92300186597	xxx	xxx	06/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 37.37% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 5.41 years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Document Uploaded.	07/10/2025	Evidence of appraisal delivery provided.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 05/XX/25.	Document Uploaded.	07/10/2025	Evidence of eConsent is provided.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCOM5556	Compliance	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA). Missing Credit Score Disclosure (FACTA).	Document Uploaded.	07/10/2025	FACTA Credit Score Disclosure is provided.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Guidelines require a Gap Credit Report within 30 days of closing. Please provide Gap Credit Report.	Document Uploaded.	07/10/2025	Borrower 1 Gap Credit Report is not missing.; Gap credit report dated within 30 days of closing received.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing proceeds from Sale of xxx. The file does not contain evidence of sale.	Document Uploaded. ; Document Uploaded.	07/16/2025	Funds are found to meet guidelines.; A final signed settlement statement from sale of property verifying proceeds of $508,682.55 was received. ; Received Seller’s Settlement Statement, statement is not signed. Missing a final signed settlement statement.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $28857.06. Audited Reserves of $0 are less than Guideline Required Reserves of $28857.06.	uploaded; Document Uploaded.	07/16/2025	Audited Reserves of $215611.39 are equal to or greater than AUS Required Reserves of $28857.06.; A final signed settlement statement from sale of property verifying proceeds of $xxx was received. ; Received updated bank statements and Seller’s Settlement Statement from sale of xxx, statement is not signed. Missing a final signed settlement statement. Condition remains.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. All Interested Parties Not Checked with Exclusionary Lists.	uploaded	07/10/2025	All Interested Parties Checked against Exclusionary Lists; Fraud Report received.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared.	uploaded	07/10/2025	OFAC Check Completed and Cleared; Fraud Report received.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report. Please provide Third Party Report.	Document Uploaded.	07/10/2025	Third Party Fraud Report is provided; Fraud Report received.	07/16/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance and/or HOA fees for xxx. Please provide verification of taxes, insurance and/or HOA fees.	Document Uploaded.	07/10/2025	Verification of PITIA for xxx was received.	07/15/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,319.86.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1,319.86; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $1,319.86 is due to increase from $560.00 to $629.99 for the Loan Discount fee, an increase from $xxx to $xxx for the Mortgage Broker fee, and an increase from $8,382.00 to $8,651.99 for the Transfer Taxes.	Document Uploaded.	07/10/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $69.99.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	07/10/2025	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010185865	xxx	xxx	07/xx/2025	$xxx	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 26.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.94% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The file does not contain verification of the existence of the business dated within 30 days of the note date.	Document Uploaded.	07/14/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; Verbal VOE and CPA letter provided.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The file does not contain a GAP credit report dated within 30 days of the note date.	Document Uploaded.	07/10/2025	Borrower 1 Gap Credit Report is not missing.; Credit comparison report dated 6/11/2025 provided for the borrower.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The file does not contain a Verification of rent verifying 0x30x12.	Document Uploaded.	07/10/2025	Housing History Meets Guideline Requirements	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The file does not contain a Verification of rent verifying 0x30x12.	Document Uploaded.	07/10/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Private party VOR and 6 months of bank statements provided to document the rental payment history at the subject property. Lease was in the file.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction Per the Lease agreement and title commitment the property was purchased from their current landlord.	This is acceptable per guidelines, there is a bullet point addressing this. "Letter is not required when borrower is purchasing the property they have been residing in, i.e. leas purchase or tenant purchase situations."	07/10/2025	Purchase is considered to be an Arm's Length Transaction, or Not Applicable; Received lender's rebuttal - borrowers are renting the subject property, i.e. arms length transaction with the seller/landlord which is permitted per lender guidelines.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $15034.5. The file does not contain statements for the xxx Ending #xxx, or evidence of the clearance of the Deposit in the amount of $50,000.00,	Document Uploaded.	07/10/2025	Audited Reserves of $106312.79 are equal to or greater than AUS Required Reserves of $15034.5.; Received the xxx asset statement for #xxx and proof of $50,000 xxx receipt and clearance.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The file is missing a copy of the fraud report.	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	07/18/2025	Third Party Fraud Report is provided; Fraud Report received verifies the lender xxx was screened through any exclusionary list.; The lender, xxx has not been searched against the EPLS/OFAC. ; The fraud report has been received for the borrower. We are missing the following parties searched against OFAC and the Exclusionary Parties List: xxx, xxx, xxx and xxx.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing The loan file is missing the Housing Counselors list. Cure- Provide a signed copy of the Housing Counselors List date within 3 days of the initial application dated 04/XX/2025.	Document Uploaded.	07/11/2025	Homeownership Counseling Disclosure Is Present or Not Applicable	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure is missing. Cure- Provide copy of signed disclosure.	Document Uploaded.	07/11/2025	Required Affiliated Business Disclosure Documentation Provided	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,383.00) exceed the comparable charges ($3,411.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $630.90, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $630.90 is due to increase and addition of Fees. File is missing SSPL.	Document Uploaded.	07/11/2025	SSPL provided; Exception resolved; SSPL provided; Exception resolved	07/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400182850	xxx	xxx	06/xx/2025	$xxx	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 709 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 38.74% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 5.49 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction Subject is a FSBO "Investment" Purchase between Father (seller) and Son (borrower) which was disclosed by the appraiser and purchase contract	Document Uploaded. Confirmed to be non-arms length transaction . The Gift of equity letter confirms relationship and we have an exception to use gift of equity on a NOO property.
Non-arm’s length transactions involve a direct relationship outside of the subject transaction between a borrower and a party to the loan.
Examples of non-arm’s length transactions include, but are not limited to, the following:
• Family member sales
• Renters purchasing from current landlord.
• Buyer trading properties with the seller
• Property seller foreclosure bailouts
• Existing buyer relationship with loan officer, real estate agents, closing agent, appraiser, builder, or developer	07/23/2025	Purchase is considered to be an Arm's Length Transaction, or Not Applicable; Purchase is not considered to be an Arm's Length Transaction; Gift of equity, Exception and Final title received. Exception for using gift of equity for NOO Purchase. Comp factors: Fico above minimum by 20 points or higher, 5 years in current job. Approved	07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product is missing	Document Uploaded.	07/14/2025	Third party valuation product provided within tolerance.; SSR Report with a CU score of 1.8 was received.	07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Gap or undisclosed credit report within 30 days of closing is missing	Document Uploaded.	07/14/2025	Borrower 1 Gap Credit Report is not missing.; Credit refresh report dated within 30 days of closing was provided.	07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Assets required to support closing costs and reserves are short: Funds to close short by $1,394.44 and reserves are short by $9,853.11.
Bank Statement in file from xxx xxx w/ balance of xxx / xxx w/ balance of $xxx, covering period 3/XX/25 - 3/XX/25 is 3 pages, pg 1 & 2 cover the period stated, pg 3 is from period 1/XX/25 - 1/XX/25, therefore "pg 3 for the correct period is required". Final 1003 reflects use of the same accounts xxx w/ balance of $xxx / xxxx $xxx.	Document Uploaded. May Account history shows a balance of $75833.33.We need total funds to close/reserves in the amount of $68,592.18. These are sufficient. ; Our UW team is working on page three but you should have enough as is. Total fund to close/reserves in the amount of $68,592.15 and verified assets are $76.794.97	07/23/2025	The required number of months reserves are to be seasoned does meet Guideline requirement.; Received updated bank statement from xxx #xxx with a balance of $xxx. Assets are sufficient reserves. ; According to the asset statement total assets verified is $xxx per xxx statement dated 3/xx/2025 xxx w/ balance of $xxx and xxx w/ balance of $xxx . Total assets required for closing costs and reserves are $xxx, assets verified of $57,344.63 are insufficient for funds to close and reserves. Also missing page 3 of 3/31/2025 statement.
07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Assets required to support closing costs and reserves are short: Funds to close short by $1,394.44 and reserves are short by $9,853.11.
Bank Statement in file from xxx xxx w/ balance of $xxx / xxx w/ balance of $xxx, covering period 3/XX/25 - 3/XX/25 is 3 pages, pg 1 & 2 cover the period stated, pg 3 is from period 1/XX/25 - 1/XX/25, therefore "pg 3 for the correct period is required". Final 1003 reflects use of the same accounts xxx w/ balance of $xxx / xxx $xxx.	Our UW team is working on page three but you should have enough as is. Total fund to close/reserves in the amount of $68,592.15 and verified assets are $76.794.97.	07/18/2025	Funds are found to meet guidelines.; Received updated bank statement from xxx #xxx with a balance of $xxx. Assets are sufficient reserves. ; According to the asset statement total assets verified is $xxx per xxx statement dated 3/xx/2025 x6228 w/ balance of $xxx and xxx w/ balance of $xxx . Total assets required for closing costs and reserves are $xxx, assets verified of $xxx are insufficient for funds to close and reserves. Also missing page 3 of 3/xx/2025 statement.
07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $9853.11. Assets required to support closing costs and reserves are short: Funds to close short by $1,394.44 and reserves are short by $9,853.11.
Bank Statement in file from xxx xxx w/ balance of $xxx / xxx w/ balance of $xxx, covering period 3/XX/25 - 3/XX/25 is 3 pages, pg 1 & 2 cover the period stated, pg 3 is from period 1/XX/25 - 1/XX/25, therefore "pg 3 for the correct period is required". Final 1003 reflects use of the same accounts xxx w/ balance of $xxx / xxx $xxx.	Document Uploaded. ; Our UW team is working on page three but you should have enough as is. Total fund to close/reserves in the amount of $68,592.15 and verified assets are $76.794.97	07/23/2025	Audited Reserves of $18050.9 are equal to or greater than AUS Required Reserves of $9853.11.; Received updated bank statement from xxx #xxx with a balance of $xxx. Assets are sufficient reserves. ; According to the asset statement total assets verified is $xxx per xxx statement dated 3/xx/2025 xxx w/ balance of $xxx and xxx w/ balance of $xxx . Total assets required for closing costs and reserves are $xxx, assets verified of $xxx are insufficient for funds to close and reserves. Also missing page 3 of 3/xxx/2025 statement.
07/25/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE9500	Credit	Missing Letter of Explanation (Assets)	Signed Gift of Equity Letter containing Donor relationship to borrower and indicating the gift is being provided in the form of a gift of equity is missing	Document Uploaded.	07/14/2025	Signed Gift letter provided indicating gift of equity of $xxx to borrower.	07/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Acknowledged	FCRE5778	Credit	Borrower 1 Credit Report is Expired	Borrower 1 Credit Report is Expired (Greater than 120 days from the Closing Date). Credit report dated 2/XX/2025 is expired	Document Uploaded. Exception to use the expired Credit Report	07/16/2025	Received Approved Lender exception credit expired 5 days before close. Compensating factors; FICO above the minimum by 20 points or higher; 5 years in current job.	07/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift of Equity on Investment purchase- Lender Exception: Using Gift of Equity on NOO Purchase; Comp Factors Include: FICO above the minimum by 20 points or higher; 5 years in current job	Document Uploaded. Updated Exception	07/16/2025	Received Approved Lender exception, using gift of equity on NOO purchase. Compensating factors; FICO above the minimum by 20 points or higher; 5 years in current job.	07/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92400184104	xxx	xxx	07/xx/2025	$xxx	NY	ATR/QM: Exempt	Loan Review Complete	07/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.56% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.53 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	D	B	A	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xxx	92010186639	xxx	xxx	06/xx/2025	$xxx	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/11/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before 6/XX/2025.	Document Uploaded.	07/16/2025	Evidence of eConsent is provided.	07/17/2025	Borrower has stable job time - Borrower has 7.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.95% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.62% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 80%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186639	xxx	xxx	06/xx/2025	$xxx	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 7.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.95% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.62% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186639	xxx	xxx	06/xx/2025	$xxx	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 7.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.95% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.62% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186273	xxx	xxx	07/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/11/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before 6/XX/2025.	Document Uploaded.	07/16/2025	Evidence of eConsent is provided.	07/17/2025	Qualifying DTI below max allowed. - Calculated DTI of 10.68% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.51 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 640	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186273	xxx	xxx	07/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 10.68% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.51 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 640	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92010186273	xxx	xxx	07/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 10.68% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.51 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 640	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400185487		xxx	xxx	07/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 22.51 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400185487		xxx	xxx	07/xx/2025	$xxx	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 22.51 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	92400185429		xxx	xxx	6/xx/2025	$xxx	NY	ATR/QM Exempt	Loan Review Complete	06/19/2025	Resolved	9413079587	Credit	Background Check Missing or Defective	Missing Background Report For Borrower: xxx	06/20/2025 Fraud Report uploaded	06/20/2025	20250620: Received trailing docs	06/20/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92400185429		xxx	xxx	6/xx/2025	$xxx	NY	ATR/QM Exempt	Loan Review Complete	06/19/2025	Resolved	9413122420	Property	Appraisal Review - Missing	Missing Appraisal Review for subject property: xxx	06/20/2025 Appraisal review uploaded	06/20/2025	20250620: Received trailing docs	06/20/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010186372		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/07/2025	Resolved	9533309874	Credit	Background Check Missing or Defective	Missing Background Report for guarantor: xxx	7.9.25: Fraud	07/09/2025	20250710: Received trailing docs	07/10/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92300186468		xxx	xxx	6/xx/2025	$xxx	NV	ATR/QM Exempt	Loan Review Complete	07/07/2025	Resolved	92300186468-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010186372		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/07/2025	Resolved	9533366278	Property	Hazard Insurance Missing or Defective	Missing Hazard Insurance for subject property located at: xxx	7.9.25:Insurance	07/09/2025	20250710: Received trailing docs	07/10/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010186372		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/07/2025	Resolved	9533369486	Credit	Asset Documentation Missing or Defective	Missing Asset Documentation	7.9.25:Assets	07/09/2025	20250710: Received trailing docs	07/10/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92300186230		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/08/2025	Resolved	92300186230-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92300186608		xxx	xxx	7/xx/2025	$xxx	AZ	ATR/QM Exempt	Loan Review Complete	07/09/2025	Resolved	92300186608-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010187181		xxx	xxx	7/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/10/2025	Resolved	9563978385	Credit	Background Check Missing or Defective	Missing Background Report for: xxx	xx: fraud	07/14/2025	xx: Received BG	07/16/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010187181		xxx	xxx	7/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/10/2025	Resolved	9563980517	Credit	Title Insurance Coverage - Inadequate Coverage	$xx Title Insurance coverage < $xxminimum coverage required	20250718: Uploaded title	07/18/2025	20250718: Received Title	07/18/2025		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010187181		xxx	xxx	7/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	07/10/2025	Resolved	9564047654	Property	Hazard Insurance Missing or Defective	Missing Hazard Insurance for subject property : xxx	20250714: insurance	07/14/2025	20250716: Received insurance	07/16/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010184304		xxx	xxx	7/xx/2025	$xxx	NJ	ATR/QM Exempt	Loan Review Complete	07/18/2025	Resolved	92010184304-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010184479		xxx	xxx	7/xx/2025	$xxx	NY	ATR/QM Exempt	Loan Review Complete	08/01/2025	Resolved	92010184479-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010174277		xxx	xxx	5/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	05/22/2025	Resolved	9214881988	Credit	Background Check Missing or Defective	Missing Background Report	xx: FRAUD	05/23/2025	xx: Received	05/28/2025		D	B	D	A	D	A	D	B	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
xxx	92010174277		xxx	xxx	5/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	05/22/2025	Resolved	9214949001	Credit	Title Insurance Missing or Defective	Missing Title Insurance	xx: TITLE	05/23/2025	xx: Received	05/28/2025		D	B	D	A	D	A	D	B	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
xxx	92010174277		xxx	xxx	5/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	05/22/2025	Resolved	9215384389	Property	Appraisal Missing or Defective	Missing Appraisal	xx: APPRAISAL	05/23/2025	x: Received	05/28/2025		D	B	D	A	D	A	D	B	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
xxx	92010174277		xxx	xxx	5/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	05/22/2025	Acknowledged	9215386359	Property	Ineligible Property	Exception request: exception for rural property. Accepted					6 months reserves greater than program requirement, Fico above the minimum by 20 points or higher, Max LTV 65%, Min DSCR to be 1%. Experienced investor. Comps are within 2m of subject and overall area is 85% built up.	D	B	D	B	D	A	D	B	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
xxx	92010174277		xxx	xxx	5/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	05/22/2025	Resolved	9215548637	Property	Hazard Insurance Missing or Defective	Missing hazard insurance	xx: INSURANCE	05/23/2025	xx: Received	05/28/2025		D	B	D	A	D	A	D	B	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
xxx	92400184623		xxx	xxx	6/xx/2025	$xxx	TX	ATR/QM Exempt	Loan Review Complete	06/10/2025	Resolved	9344663210	Credit	Background Check Missing or Defective	Missing Background Report for xxx	6/12/2025 Fraud Report uploaded	06/12/2025	20250612: Received	06/12/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92300186406		xxx	xxx	6/xx/2025	$xxx	NY	ATR/QM Exempt	Loan Review Complete	06/11/2025	Resolved	92300186406-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185057		xxx	xxx	6/xx/2025	$xxx	ID	ATR/QM Exempt	Loan Review Complete	06/16/2025	Resolved	9384586091	Credit	Background Check Missing or Defective	Missing Background Report for both borrowers.	xx: fraud	06/18/2025	xx: Received trailing docs	06/18/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185057		xxx	xxx	6/xx/2025	$xxx	ID	ATR/QM Exempt	Loan Review Complete	06/16/2025	Resolved	9384694822	Credit	Asset Documentation Missing or Defective	Missing Asset Documentation	xx: asset statement	06/18/2025	xx: Received trailing docs	06/18/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185057		xxx	xxx	6/xx/2025	$xxx	ID	ATR/QM Exempt	Loan Review Complete	06/16/2025	Resolved	9384855668	Property	Hazard Insurance Missing or Defective	Missing Hazard Insurance for subject property located at: xxx	xx: insurance	06/18/2025	xx: Received trailing docs	06/18/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185340		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	06/19/2025	Resolved	9414449603	Credit	Entity Documentation - Missing or Defective	Missing Operating Agreement and Articles of Organization for Entity: xxx	xx: articles	06/23/2025	xx: Received trailing docs	06/23/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185340		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	06/19/2025	Resolved	9414480625	Credit	Background Check Missing or Defective	Missing Background Report For: xxx	xx: fraud	06/23/2025	xx: Received trailing docs	06/23/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185340		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	06/19/2025	Resolved	9414537262	Property	Hazard Insurance Missing or Defective	signed Gift of Equity Letter containing Donor relationship to borrower and indicating the gift is being provided in the form of a gift of equity is missing	xx: insurance	06/23/2025	xx: Received trailing docs	06/23/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92300186264		xxx	xxx	6/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	06/20/2025	Resolved	92300186264-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92400185271		xxx	xxx	6/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	06/30/2025	Resolved	9484993628	Credit	Background Check Missing or Defective	Missing Background Report For: xxx	xx: Fraud	07/01/2025	xx: Received Fraud	07/01/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92400185271		xxx	xxx	6/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	06/30/2025	Resolved	9485221854	Property	Appraisal Review - Missing	Missing Appraisal Review for subject property: xxx	xx: Appraisal Review	07/01/2025	xx: Received appraisal review	07/01/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185532		xxx	xxx	6/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9504873270	Credit	Background Check Missing or Defective	Missing Background Report for: xxx	xx: Fraud	07/03/2025	xx: Received Fraud	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185532		xxx	xxx	6/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9504874121	Property	Subject Property Lease - Missing or Defective	Missing Lease Agreement for subject property located at: xxx	xx: LEASE	07/03/2025	xx: Received lease	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	92010185532		xxx	xxx	6/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9504875475	Property	Hazard Insurance Missing or Defective	Missing Hazard Insurance for subject property located at: xxx	xx: Insurance	07/03/2025	xx: Received insurance	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	2503150545		xxx	xxx	3/xx/2025	$xxx	NV	ATR/QM Exempt	Loan Review Complete	04/01/2025	Resolved	2503150545-1	No Findings	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
xxx	2503150254		xxx	xxx	3/xx/2025	$xxx	CA	ATR/QM Exempt	Loan Review Complete	04/03/2025	Resolved	2503150254-1	No Findings	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A